Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Estimated Impact of Adoption of New Accounting Policy on Group's Consolidated Financial Statements

The following table gives a summary of the opening balance adjustments recognized for each line item in the consolidated statements of financial position that has been impacted by IFRS 9 (2014) and IFRS 15:

	At December 31, 2017	Impact on initial application of IFRS 9 (2014) (Note 2.2(c)(ii))	Impact on initial application of IFRS 15 (Note 2.2(c)(iii))	At January 1, 2018
ASSETS

Deferred income tax assets	5,973	265	(584)	5,654
Contract assets	—	—	753	753
Other assets	20,721	—	(5,275)	15,446
Contract costs	—	—	6,856	6,856

Total non-current assets	495,261	265	1,750	497,276

Accounts receivable	13,964	(1,118)	—	12,846
Prepayments and other current assets	13,801	—	(2,221)	11,580
Contract assets	—	—	2,221	2,221

Total current assets	76,722	(1,118)	—	75,604

Total assets	571,983	(853)	1,750	572,880

EQUITY

Reserves	(20,912)	(85)	175	(20,822)
Retained profits
- Proposed final dividend	1,591	—	—	1,591
- Others	69,315	(768)	1,575	70,122

Total equity	304,347	(853)	1,750	305,244

CURRENT LIABILITIES

Accounts payable and accrued liabilities	125,260	—	3,671	128,931
Current portion of deferred revenue	350	—	(311)	39
Advances from customers	49,283	—	(49,000)	283
Contract liabilities	—	—	45,640	45,640

NON-CURRENT LIABILITIES

Deferred revenue	3,020	—	(782)	2,238
Contract liabilities	—	—	782	782

Total equity and liabilities	571,983	(853)	1,750	572,880

Net current liabilities	(165,900)	(1,118)	—	(167,018)

Total assets less current liabilities	329,361	(853)	1,750	330,258

Further details of these changes are set out in sub-sections (ii) and (iii) of this note.

Summary of Impact of Transition to IFRS 9 on Retained Profits and Reserves and Related Tax Impact

The following table summarizes the impact of transition to IFRS 9 (2014) on retained profits and reserves and the related tax impact at January 1, 2018.

Reserves and Retained profits
Recognition of additional expected credit losses on:
- financial assets measured at amortized cost	(1,118)

Related tax	265
Net decrease in retained profits and reserves at January 1, 2018	(853)

Summary of Reconciles of Closing and Opening Loss Allowance

The following table reconciles the closing loss allowance determined in accordance with IFRS 9 (2010) as of December 31, 2017 with the opening loss allowance determined in accordance with IFRS 9 (2014) as of January 1, 2018.

Loss allowance at December 31, 2017 under IFRS 9 (2010)	6,657
Additional credit loss recognized at January 1, 2018 on:
- Accounts receivable	1,118
Loss allowance at January 1, 2018 under IFRS 9 (2014)	7,775

Summary of Impact of Transition to IFRS 15 on Retained Profits and Reserves and Related Tax Impact

The following table summarizes the impact of transition to IFRS 15 on retained profits and reserves and the related tax impact at January 1, 2018:

Reserves and Retained profits
Capitalization of sales commissions	2,334
Related tax	(584)
Net increase in retained profits and reserves at January 1, 2018	1,750

Schedule of New and Amendments to IFRS and IAS Standards That Are Not Yet Effective for the Year

The IASB has issued a number of new IFRSs and amendments to IFRSs and IAS which are not yet effective for the year ended December 31, 2018 and which have not been adopted in these financial statements. Of these, the following developments are relevant to the Group’s financial statements:

Effective for accounting periods beginning on or after
IFRS 16, “Leases”	January 1, 2019
IFRIC 23, “Uncertainty over income tax treatments”	January 1, 2019
Annual Improvements to IFRSs 2015-2017 Cycle	January 1, 2019
Amendments to IAS 28, “Long-term interest in associates and joint ventures”	January 1, 2019

Summary of Estimated Useful Lives of Property Plant and Equipment

Depreciation on property, plant and equipment is calculated using the straight-line method to allocate their costs less their residual values over their estimated useful lives, as follows:

	Depreciable life	Residual rate
Buildings	10 - 30 years	3-5%
Telecommunications equipment	5 - 10 years	3-5%
Office furniture, fixtures, motor vehicles and other equipment	5 - 10 years	3-5%

IFRS 15 [member]
Statement [LineItems]
Summary of Estimated Impact of Adoption of New Accounting Policy on Group's Consolidated Financial Statements

The following tables summarize the estimated impact of adoption of IFRS 15 on the Group’s consolidated financial statements for the year ended December 31, 2018, by comparing the amounts reported under IFRS 15 in these consolidated financial statements with estimates of the hypothetical amounts that would have been recognized under IAS 18 and IAS 11 if those superseded standards had continued to apply to 2018 instead of IFRS 15. These tables show only those line items impacted by the adoption of IFRS 15:

	Amounts reported in accordance with IFRS 15	Hypothetical amounts under IASs 18 and 11	Difference: Estimated impact of adoption of IFRS 15 on 2018
Line items in the consolidated statements of income for the year ended December 31, 2018 impacted by the adoption of IFRS 15:

Other operating expenses	62,561	62,074	487

Income before taxation	13,081	13,568	(487)
Income tax expenses	(2,824)	(2,946)	122

Net Income for the year	10,257	10,622	(365)
Net Income attributable to equity shareholders of the Company	10,197	10,562	(365)

Earnings per share for income attributable to equity shareholders of the Company during the year:
Basic earnings per share (RMB)	0.33	0.34	(0.01)
Diluted earnings per share (RMB)	0.33	0.34	(0.01)

Line items in the consolidated statements of comprehensive income for the year ended December 31, 2018 impacted by the adoption of IFRS 15:

Total comprehensive income for the year	10,012	10,377	(365)
Total comprehensive income attributable to:
Equity shareholders of the Company	9,952	10,317	(365)

	Amounts reported in accordance with IFRS 15	Hypothetical amounts under IASs 18 and 11	Difference: Estimated impact of adoption of IFRS 15 on 2018
Line items in the consolidated statements of financial position as of December 31, 2018 impacted by the adoption of IFRS 15:
ASSETS

Deferred income tax assets	3,401	3,630	(229)
Contract assets	570	—	570
Other assets	14,645	19,000	(4,355)
Contract costs	5,632	—	5,632

Total non-current assets	464,411	462,793	1,618

Prepayments and other current assets	11,106	12,360	(1,254)
Contract assets	1,254	—	1,254

Total current assets	75,909	75,909	—
Total assets	540,320	538,702	1,618

EQUITY

Reserves	(20,154)	(20,293)	139
Retained profits
- Others	75,920	74,674	1,246
Total equity	314,286	312,901	1,385

LIABILITIES

Accounts payable and accrued liabilities	122,458	119,060	3,398
Taxes payable	911	678	233
Current portion of deferred revenue	78	1,161	(1,083)
Advances from customers	328	45,293	(44,965)
Contract liabilities	42,650	—	42,650
Total current liabilities	214,910	214,677	233

Total equity and liabilities	540,320	538,702	1,618
Net current liabilities	(139,001)	(138,768)	(233)
Total assets less current liabilities	325,410	324,025	1,385

Line items in the reconciliation of income before taxation to cash generated from operations for the year ended December 31, 2018 impacted by the adoption of IFRS 15:

Income before taxation	13,081	13,568	(487)
Increase in contract costs	(3,001)	—	(3,001)
Decrease/(Increase) in other assets	1,584	(1,721)	3,305
Decrease in contract assets	1,150	—	1,150
Decrease in prepayments and other current assets	60	1,027	(967)
Increase in accounts payable and accrued liabilities	6,591	6,268	323
Decrease in contract liabilities	(4,322)	—	(4,322)
Increase in deferred revenue	1,474	1,464	10
Increase/(Decrease) in advances from customers	45	(3,944)	3,989